Investments - Categories of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major categories of net investment income
Total investment income	$ 1.3	$ 1.4	$ 1.7
Investment expenses	0.0	(0.1)	(0.1)
Net investment income	1.3	1.3	1.6
Fixed maturity securities
Major categories of net investment income
Total investment income	$ 1.3	$ 1.4	$ 1.7